Accounts Receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Receivables [Abstract]
Trade receivables	$ 392,759	$ 236,373
HST/VAT receivables	3,611	3,968
Other receivables	454	2,141
Total	$ 396,824	$ 242,482